OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
OTHER RECEIVABLES

NOTE 6 — OTHER RECEIVABLES

	As of December 31,
	2024	2023

Other receivables (Short term)
GST receivable	$13,620	$15,386
Due from utility companies	-	35,079
Amount due from Prime Source LLP	106,400	-
Due from owners of UAV	1,613,859	-
Other	7,297	-
Other receivables (short term)	$1,741,176	$50,465

Other receivables (Long term)
PJ Finn	$743,007	$755,718
Richard Evans	15,018	15,276
Other Receivables (long term)	$758,025	$770,994
	$2,499,201	$821,459

The other receivables (long term) are recoverable after one year from the balance sheet date. The management is in ongoing discussion with the parties to agree to the settlement agreement for repayment of the receivable.